Subsequent Events (Details) - USD ($)	Mar. 05, 2024	Jan. 22, 2024	Mar. 31, 2024	Mar. 21, 2024	Dec. 31, 2023	Jul. 21, 2023	Oct. 19, 2022	Jan. 22, 2022
Subsequent Event [Line Items]
Shares issued (in Shares)			202,360
Trust account amount		$ 60,000	$ 2,374,149		$ 2,374,149	$ 60,000	$ 125,587,180.34
Price per unit (in Dollars per share)			$ 11.73		$ 11.73		$ 10.29
Deposited into the trust account		360,000	$ 360,000	$ 180,000		$ 60,000		$ 360,000
Sponsor payment		1,000,000
Working Capital	$ 525,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Trust account amount		60,000
Principal amount		1,000,000
Deposited into the trust account		60,000		$ 180,000
Sponsor payment		1,000,000
Working Capital		525,000
Subsequent Event [Member] | Yntegra Capital Investments, LLC [Member]
Subsequent Event [Line Items]
Principal amount		$ 360,000
Common Class A [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)					202,360
Price per unit (in Dollars per share)			$ 11.2		$ 11.2
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Price per unit (in Dollars per share)		$ 2,024
Deposited into the trust account		$ 360,000